UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09013

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Senior Income Trust (EVF)

Semiannual Report

December 31, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2013

Eaton Vance

Senior Income Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	40

Officers and Trustees	41

Important Notices	42

Eaton Vance

Senior Income Trust

December 31, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA and John Redding

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	10/30/1998	4.25%	7.16%	23.83%	5.44%
Fund at Market Price	—	–4.47	–2.33	23.16	4.11
S&P/LSTA Leveraged Loan Index	—	2.91%	5.29%	14.37%	5.26%

% Premium/Discount to NAV[3]
					–6.24%

Distributions[4]
Total Distributions per share for the period					$0.277
Distribution Rate at NAV					6.02%
Distribution Rate at Market Price					6.43%

% Total Leverage[5]
Auction Preferred Shares (APS)					24.23%
Borrowings					14.32

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Senior Income Trust

December 31, 2013

Fund Profile

Top 10 Issuers (% of total investments)6

Alliance Boots Holdings Limited	1.2%
Dell Inc.	1.1
H.J. Heinz Company	1.1
SunGard Data Systems, Inc.	1.1
Asurion LLC	1.0
Valeant Pharmaceuticals International, Inc.	0.9
NBTY, Inc.	0.9
Laureate Education, Inc.	0.9
Virgin Media Investment Holdings Limited	0.8
General Nutrition Centers, Inc.	0.8
Total	9.8%

Top 10 Sectors (% of total investments)6

Health Care	9.4%
Business Equipment and Services	8.8
Electronics/Electrical	7.5
Retailers (Except Food and Drug)	5.1
Food Products	4.9
Financial Intermediaries	4.3
Food Service	3.8
Leisure Goods/Activities/Movies	3.8
Chemicals and Plastics	3.7
Telecommunications	3.7
Total	55.0%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Income Trust

December 31, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 147.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.0%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	224	$224,120
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	400	404,667
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	154	155,650
Term Loan, 6.25%, Maturing November 2, 2018	340	343,346
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	192	193,997
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	843	273,824
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	975	977,055
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	730	696,498
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,280	2,289,259

		$5,558,416

Automotive — 5.6%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	945	$957,065
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	1,700	1,712,169
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	939	948,788
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)	2,460	2,482,679
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	475	475,594
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	1,875	1,851,689
Term Loan, 2.11%, Maturing December 28, 2015	562	555,338
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	3,375	3,414,025
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	868	875,990
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	400	403,950
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020	397	399,859

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		1,439	$1,445,421

			$15,522,567

Beverage and Tobacco — 0.6%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	1,250	$1,744,478

			$1,744,478

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		225	$226,828

			$226,828

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		623	$625,532
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		273	273,791
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		299	301,120
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(4)		369	264,719
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		474	476,920
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		846	848,129
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		246	247,495
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		321	323,946

			$3,361,652

Business Equipment and Services — 14.5%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		983	$990,529
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		1,911	1,920,270
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		486	489,764
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 21, 2015		332	331,052

5	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing November 27, 2020		619	$626,287
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		543	547,198
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		422	420,934
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		327	328,352
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		400	402,000
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		551	554,247
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		223	223,447
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		625	628,646
ClientLogic Corporation
Term Loan, 6.97%, Maturing January 30, 2017	EUR	586	761,252
Term Loan, 7.00%, Maturing January 30, 2017		303	305,532
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		247	248,109
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		224	222,890
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,030	1,035,144
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		1,214	1,222,618
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		716	718,425
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		967	966,983
Garda World Security Corporation
Term Loan, 0.50%, Maturing November 6, 2020(5)		56	56,272
Term Loan, 4.00%, Maturing November 6, 2020		219	219,974
Term Loan, 5.00%, Maturing November 6, 2020	CAD	300	282,419
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		304	303,329
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		817	819,068
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		1,215	1,221,328
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		599	602,989

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		323	$326,306
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		500	507,812
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		224	224,925
Term Loan, 4.29%, Maturing April 30, 2018	EUR	123	171,416
Term Loan, 4.29%, Maturing April 30, 2018	EUR	877	1,224,403
Ista International GmbH
Term Loan, 3.69%, Maturing April 30, 2020	EUR	9	12,625
Term Loan, 3.69%, Maturing April 30, 2020	EUR	70	96,481
Term Loan, 3.69%, Maturing April 30, 2020	EUR	146	203,200
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		244	244,429
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		1,387	1,395,084
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		991	1,000,670
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		450	467,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		979	977,021
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		550	532,812
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		592	597,503
Open Text Corporation
Term Loan, Maturing January 4, 2021(3)		475	476,583
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		623	633,763
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		2,609	2,610,755
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		340	341,122
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		718	710,010
Term Loan, 4.42%, Maturing January 31, 2017		1,455	1,443,175
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		1,323	1,329,670
Term Loan, 4.00%, Maturing March 9, 2020		3,548	3,580,898
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		425	428,785
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		2,083	2,097,735

6	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		60	$60,581
Term Loan, 6.00%, Maturing July 28, 2017		307	309,499
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		1,922	1,933,017

			$40,386,588

Cable and Satellite Television — 4.7%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		420	$419,163
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		197	197,176
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		1,390	1,395,434
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		672	666,693
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		186	185,704
CSC Holdings, Inc.
Term Loan, 2.67%, Maturing April 17, 2020		1,144	1,134,748
ION Media Networks, Inc.
Term Loan, Maturing December 18, 2020(3)		750	755,625
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		498	494,701
Mediacom Illinois, LLC
Term Loan, 4.50%, Maturing October 23, 2017		386	386,811
Sterling Entertainment Enterprises, LLC
Term Loan, 3.17%, Maturing December 28, 2017		368	359,231
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		400	402,667
Term Loan, 3.91%, Maturing March 31, 2021	EUR	726	1,006,509
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	750	1,258,160
Term Loan, 3.50%, Maturing June 8, 2020		2,550	2,558,499
YPSO Holding S.a.r.l.
Term Loan, 4.98%, Maturing December 29, 2017	EUR	13	17,890
Term Loan, 4.98%, Maturing December 29, 2017	EUR	198	274,220
Term Loan, 4.98%, Maturing December 29, 2017	EUR	203	281,984
Term Loan, 4.98%, Maturing December 29, 2017	EUR	263	365,564
Term Loan, 4.98%, Maturing December 29, 2017	EUR	323	447,710
Term Loan, 3.98%, Maturing December 26, 2018	EUR	375	515,923

			$13,124,412

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 4.5%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		76	$77,290
Term Loan, 4.50%, Maturing October 3, 2019		147	148,964
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		1,144	1,153,070
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		1,911	1,926,749
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		458	462,321
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		345	347,336
General Chemical Corporation
Term Loan, 5.01%, Maturing October 6, 2015		214	214,863
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(3)		975	978,656
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		2,094	2,103,585
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		373	376,157
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		350	353,500
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		500	508,750
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		126	126,850
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		594	599,476
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		1,517	1,539,187
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		1,707	1,692,177
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		73	74,153

			$12,683,084

Conglomerates — 0.9%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016		1,404	$1,381,657
Spectrum Brands Europe GmbH
Term Loan, Maturing September 4, 2019(3)	EUR	475	655,091
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		524	526,195

			$2,562,943

7	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	1,067	$1,063,937
Term Loan, Maturing January 9, 2021(3)	325	325,232
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017	1,337	1,346,246
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018	246	247,173
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 3, 2018	1,708	1,724,828
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018	309	310,505

		$5,017,921

Cosmetics / Toiletries — 0.6%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019	600	$603,093
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	1,067	1,013,591

		$1,616,684

Drugs — 3.6%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)	350	$353,281
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	198	198,985
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020	1,297	1,321,064
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	289	293,176
Catalent Pharma Solutions Inc.
Term Loan, 3.67%, Maturing September 15, 2016	1,243	1,250,282
Term Loan, 4.25%, Maturing September 15, 2017	564	568,414
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)	200	200,916
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	317	319,648
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	250	261,875
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019	593	596,663
Salix Pharmaceuticals, Ltd.
Term Loan, Maturing November 7, 2019(3)	350	353,791
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019	885	892,487

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc. (continued)
Term Loan, 3.75%, Maturing December 11, 2019	1,507	$1,520,229
Term Loan, 4.50%, Maturing August 5, 2020	1,935	1,950,496

		$10,081,307

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	990	$996,984
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019	272	273,867
WTG Holdings III Corp.
Term Loan, Maturing December 11, 2020(3)	200	201,333
Term Loan - Second Lien, Maturing December 10, 2021(3)	400	406,000

		$1,878,184

Electronics / Electrical — 12.4%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	731	$737,791
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	324	326,112
Answers Corporation
Term Loan, Maturing December 20, 2018(3)	400	397,000
Term Loan - Second Lien, Maturing June 19, 2020(3)	350	343,875
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,369	1,393,889
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	400	408,000
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016	194	194,814
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	373	373,281
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	800	802,722
Term Loan, 4.50%, Maturing April 29, 2020	4,425	4,441,594
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	1,317	1,324,416
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	1,764	1,776,330
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing March 26, 2020	534	535,150
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	419	423,636

8	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
FIDJI Luxembourg (BC4) S.a r.l.
Term Loan, Maturing December 18, 2020(3)	400	$402,000
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	1,439	1,456,964
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	1,677	1,683,920
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	173	174,289
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	2,287	2,289,218
Term Loan, Maturing June 3, 2020(3)	425	425,850
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019	471	473,795
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	691	697,300
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	666	670,148
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	845	857,454
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	399	400,995
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	221	221,054
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	251,250
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	364	358,746
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	2,509	2,527,865
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	250	257,500
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 11, 2018	613	617,246
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016	715	707,574
Term Loan, 5.00%, Maturing March 10, 2016	175	174,125
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	493	494,347
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	243	246,831
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	557	562,503
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	319	310,934
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	650	654,475

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	50	$49,891
Term Loan, 3.25%, Maturing June 7, 2019	481	483,029
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018	608	601,521
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	273	276,513
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,023	1,031,171
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	842	850,015
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	250	252,650
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	562	568,312

		$34,508,095

Equipment Leasing — 0.5%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	1,417	$1,421,094

		$1,421,094

Financial Intermediaries — 6.4%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	319	$320,144
Armor Holding II LLC
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	500	506,250
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	373	377,082
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	1,541	1,551,083
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	272	274,405
First Data Corporation
Term Loan, 4.16%, Maturing March 23, 2018	2,270	2,275,231
Term Loan, 4.16%, Maturing September 24, 2018	950	952,441
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	1,048	1,046,073
Term Loan, Maturing November 25, 2020(3)	600	597,000
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	424	428,493
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	324	324,601

9	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017		388	$390,398
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020		522	526,946
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		1,895	1,897,548
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		317	318,873
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		223	225,754
Nuveen Investments, Inc.
Term Loan, 4.17%, Maturing May 15, 2017		3,171	3,161,085
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		349	347,379
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		620	628,299
Oz Management LP
Term Loan, 1.67%, Maturing November 15, 2016		663	635,591
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		124	124,114
Walker & Dunlop, Inc.
Term Loan, Maturing December 11, 2020(3)		325	323,375
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		720	723,841

			$17,956,006

Food Products — 8.0%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		644	$636,663
Autobar B.V. (Acorn 3 B.V.)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	750	894,143
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		642	651,131
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		473	474,988
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		524	526,143
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018		3,117	3,129,659
Term Loan, Maturing November 6, 2020(3)		350	351,896
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		675	678,797
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		5,174	5,220,131

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		593	$595,476
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017		303	304,048
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		978	978,822
Term Loan, 3.75%, Maturing September 18, 2020		773	772,096
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		750	755,975
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		4,183	4,218,695
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		349	349,234
Term Loan, 3.25%, Maturing April 29, 2020		1,836	1,836,944

			$22,374,841

Food Service — 6.3%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		88	$88,480
Term Loan, 3.67%, Maturing July 26, 2016		157	157,257
Term Loan, 3.75%, Maturing July 26, 2016		1,081	1,085,162
Term Loan, 3.75%, Maturing July 26, 2016		1,309	1,312,349
Term Loan, 4.03%, Maturing July 26, 2016	GBP	475	789,526
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(2)		49	48,785
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		1,111	1,117,285
Darling International Inc.
Term Loan, Maturing December 31, 2020(3)	EUR	475	655,091
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,188	1,195,154
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		1,319	1,325,798
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		1,246	1,257,633
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		344	347,449
OSI Restaurant Partners, LLC
Term Loan, 3.53%, Maturing October 25, 2019		1,262	1,265,796
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		198	197,747
Sagittarius Restaurants, LLC
Term Loan, 6.28%, Maturing October 1, 2018		279	279,616

10	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		124	$124,634
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		2,388	2,409,740
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		3,573	3,199,325
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		680	682,110

			$17,538,937

Food / Drug Retailers — 4.7%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		512	$515,867
Term Loan, 4.75%, Maturing March 21, 2019		509	512,749
Alliance Boots Holdings Limited
Term Loan, 3.97%, Maturing July 10, 2017	GBP	3,275	5,424,744
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,791	3,797,998
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		222	225,237
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		1,141	1,148,985
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		225	231,609
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		1,360	1,375,817

			$13,233,006

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		249	$252,481

			$252,481

Health Care — 14.5%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		221	$222,893
Term Loan, 4.25%, Maturing June 30, 2017		294	296,527
Term Loan, 4.25%, Maturing June 30, 2017		1,173	1,182,165
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		622	619,155
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		274	276,370
Apria Healthcare Group Inc.
Term Loan, 6.75%, Maturing April 5, 2020		274	274,993

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	1,561	$1,569,692
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	223	224,003
Biomet Inc.
Term Loan, 3.67%, Maturing July 25, 2017	3,549	3,582,154
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	16	15,894
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	396	398,007
Community Health Systems, Inc.
Term Loan, 3.74%, Maturing January 25, 2017	3,182	3,209,499
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016	571	574,582
CRC Health Corporation
Term Loan, 4.67%, Maturing November 16, 2015	481	483,409
Term Loan, Maturing November 16, 2015(3)	125	125,234
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	1,455	1,467,504
Term Loan, 4.00%, Maturing November 1, 2019	1,559	1,571,919
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,360	1,377,406
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,570	1,576,967
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	49	49,097
Term Loan, 4.25%, Maturing August 31, 2020	160	161,415
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	700	699,125
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	1,432	1,442,646
HCA, Inc.
Term Loan, 2.92%, Maturing March 31, 2017	641	642,551
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018	917	917,837
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	762	767,996
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	827	833,595
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	1,243	1,232,742
Term Loan, 7.75%, Maturing May 15, 2018	307	304,125
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	732	733,189

11	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	2,480	$2,501,779
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	471	454,983
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	192	192,449
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	249	248,562
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	1,016	1,024,309
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	1,438	1,457,225
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	825	826,719
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	965	973,865
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	623	626,487
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	838	834,084
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	250	251,477
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	699	703,802
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	320	322,618
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	174	174,177
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	731	723,328
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	839	841,621
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	125	125,519
VWR Funding, Inc.
Term Loan, 4.17%, Maturing April 3, 2017	520	522,674
Term Loan, 4.42%, Maturing April 3, 2017	721	725,115

		$40,363,484

Home Furnishings — 0.6%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	824	$827,894
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020	784	784,760

		$1,612,654

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 3.2%
Alliance Laundry Systems LLC
Term Loan, 4.26%, Maturing December 10, 2018		157	$158,360
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		372	374,816
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		300	306,750
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		923	925,571
Term Loan, 4.75%, Maturing July 30, 2020	EUR	200	276,510
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		848	850,790
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		479	480,661
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		1,767	1,781,939
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		199	198,788
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		375	372,188
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		2,269	2,277,341
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		520	522,177
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		447	445,646

			$8,971,537

Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		990	$995,104
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		2,430	2,445,687
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		1,151	1,156,670
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		4,356	4,359,511
Term Loan, 3.50%, Maturing July 8, 2020		473	464,797
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		249	243,153
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		471	471,002
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020		1,397	1,417,738

12	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	323	$325,194
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	1,064	1,069,260

		$12,948,116

Leisure Goods / Activities / Movies — 6.0%
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	648	$653,773
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	1,603	1,610,538
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	446	448,493
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,723	1,740,457
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	483	482,789
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,007	1,018,406
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	373	375,690
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	596	600,711
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	224	228,085
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	475	475,000
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	1,283	1,286,262
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	426	158,518
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020	372	371,722
Revolution Studios Distribution Company, LLC
Term Loan, 3.92%, Maturing December 21, 2014	368	324,935
Term Loan - Second Lien, 7.18%, Maturing June 21, 2015(2)	450	309,825
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	594	599,145
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	1,400	1,387,808
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	720	724,209

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020		939	$939,051
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		625	630,274
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		224	224,645
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		500	508,125
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		274	275,084
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		1,436	1,449,397

			$16,822,942

Lodging and Casinos — 4.6%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		215	$216,496
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		249	251,038
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		881	843,208
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		425	432,019
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,300	1,335,750
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 25, 2018	GBP	825	1,381,988
Golden Nugget, Inc.
Term Loan, 0.50%, Maturing November 21, 2019(5)		68	68,195
Term Loan, 5.50%, Maturing November 21, 2019		158	160,158
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		3,039	3,067,337
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		950	950,148
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		1,287	1,287,938
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		498	500,609
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		249	253,116
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		1,825	1,830,513

13	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	175	$174,694

		$12,753,207

Nonferrous Metals / Minerals — 2.9%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	397	$390,995
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,454	1,436,489
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	248	255,569
Fairmount Minerals Ltd.
Term Loan, 5.00%, Maturing September 5, 2019	998	1,013,502
Murray Energy Corporation
Term Loan, 5.25%, Maturing November 21, 2019	675	682,312
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	516	485,293
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	1,651	1,660,727
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	219	221,157
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	375	382,734
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	594	567,270
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	250	227,500
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	821	806,947

		$8,130,495

Oil and Gas — 4.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	447	$450,355
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	900	915,750
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	70	70,342
Term Loan, 9.00%, Maturing June 23, 2017	1,076	1,088,998
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	975	1,004,269
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	399	402,574

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020		3,729	$3,760,382
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		810	818,684
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020		213	213,294
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018		925	929,625
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020		47	47,085
Term Loan, 4.25%, Maturing December 16, 2020		17	17,560
Term Loan, 4.25%, Maturing December 16, 2020		336	338,480
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		1,017	1,023,395
Term Loan, 5.00%, Maturing September 25, 2019		82	82,830
Term Loan, 5.00%, Maturing September 25, 2019		135	135,608
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018		751	755,513
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		1,565	1,573,368

			$13,628,112

Publishing — 5.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		372	$370,792
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019		550	551,375
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		1,000	1,003,827
Flint Group SA
Term Loan, 6.59%, Maturing December 31, 2016	EUR	52	71,458
Term Loan, 6.59%, Maturing December 31, 2016	EUR	240	330,180
Term Loan, 6.65%, Maturing December 31, 2016		548	549,020
Term Loan, 6.65%, Maturing December 31, 2016		561	561,512
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		2,426	2,268,854
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		2,270	2,276,563
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		4,012	4,041,383
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		379	387,278
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		550	556,184

14	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		340	$345,781
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		175	175,656
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		221	169,090
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		299	298,128
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		522	507,017
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 10, 2020		549	552,397

			$15,016,495

Radio and Television — 2.4%
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		10	$9,580
Term Loan, 6.92%, Maturing January 30, 2019		566	542,212
Term Loan, 7.67%, Maturing July 30, 2019		182	179,848
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 12, 2020		2,175	2,194,031
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018		217	219,336
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		220	221,596
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		294	296,027
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		326	327,328
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		369	371,195
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		437	438,137
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		273	272,768
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		1,639	1,650,438

			$6,722,496

Retailers (Except Food and Drug) — 8.2%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		493	$498,367
B&M Retail Limited
Term Loan, 6.02%, Maturing February 18, 2020	GBP	1,025	1,711,776

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		1,172	$1,180,270
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		2,730	2,725,055
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		322	323,359
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		345	346,752
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		549	556,097
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		1,925	1,958,020
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		853	859,251
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,362	1,367,991
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		1,269	1,275,460
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		389	390,540
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		2,125	2,154,788
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.26%, Maturing September 27, 2019		248	248,120
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		693	696,725
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		223	223,864
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		1,586	1,596,622
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		887	889,359
Term Loan, 4.25%, Maturing August 7, 2019		296	297,978
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,022	1,029,083
Term Loan, Maturing November 14, 2019(3)		275	276,547
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		400	384,000
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		640	633,226
Vivarte SA
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	13	10,662
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	88	74,632

15	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivarte SA (continued)
Term Loan - Second Lien, 3.84%, Maturing September 8, 2016	EUR	900	$767,640
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		305	291,231

			$22,767,415

Steel — 1.9%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		518	$523,622
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		2,963	3,007,630
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		149	149,150
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		340	341,764
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		208	207,448
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		250	251,875
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		152	151,382
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		706	708,141

			$5,341,012

Surface Transport — 0.6%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 12, 2018		916	$920,329
Swift Transportation Co.
Term Loan, 4.00%, Maturing December 21, 2017		608	613,327

			$1,533,656

Telecommunications — 5.1%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		442	$440,689
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		199	198,252
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		248	248,634
Term Loan, 4.75%, Maturing March 9, 2020		1,534	1,539,980
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2019		1,503	1,506,630

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	3,700	$3,737,000
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	335	336,361
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	172	172,360
Term Loan, 3.75%, Maturing September 27, 2019	82	82,994
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	606	608,981
Term Loan, 4.00%, Maturing April 23, 2019	912	913,734
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	3,398	3,416,854
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	967	969,413

		$14,171,882

Utilities — 2.9%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	1,335	$1,346,398
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	522	519,371
Term Loan, 3.25%, Maturing January 31, 2022	199	197,321
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	463	466,924
Term Loan, 4.00%, Maturing April 2, 2018	2,358	2,378,212
Term Loan, 4.00%, Maturing October 9, 2019	420	423,214
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	475	477,999
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 1, 2020	300	302,250
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	299	300,117
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	304	307,293
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	271	273,840
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(5)	17	16,521
Term Loan, 4.25%, Maturing May 6, 2020	133	131,572
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	750	751,875

16	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	476	$328,762

		$8,221,669

Total Senior Floating-Rate Interests (identified cost $408,677,514)		$410,054,696

Corporate Bonds & Notes — 11.3%

Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.0%(6)
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	20	$20,150
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	30	29,700
GenCorp, Inc.
7.125%, 3/15/21	20	21,500

		$71,350

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	10	$10,325
General Motors Financial Co., Inc.
4.75%, 8/15/17(7)	40	42,650
3.25%, 5/15/18(7)	5	5,013
4.25%, 5/15/23(7)	15	14,306
Navistar International Corp.
8.25%, 11/1/21	50	52,000

		$124,294

Beverage and Tobacco — 0.0%(6)
Constellation Brands, Inc.
6.00%, 5/1/22	35	$37,538
4.25%, 5/1/23	40	37,400

		$74,938

Brokers, Dealers and Investment Houses — 0.0%(6)
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	30	$31,575

Security	Principal Amount* (000’s omitted)	Value

Brokers, Dealers and Investment Houses (continued)
E*TRADE Financial Corp.
6.00%, 11/15/17	5	$5,338
6.375%, 11/15/19	25	26,969
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	15	15,262

		$79,144

Building and Development — 0.1%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	25	$26,063
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	35	36,662
HD Supply, Inc.
8.125%, 4/15/19	20	22,375
7.50%, 7/15/20	15	16,238
11.50%, 7/15/20	15	17,944
Interline Brands, Inc.
10.00%, 11/15/18(8)	65	71,337
Nortek, Inc.
10.00%, 12/1/18	45	49,894
8.50%, 4/15/21	25	27,812
USG Corp.
5.875%, 11/1/21(7)	15	15,619

		$283,944

Business Equipment and Services — 0.1%
ADT Corp. (The)
6.25%, 10/15/21(7)	40	$42,050
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(7)	10	10,475
FTI Consulting, Inc.
6.00%, 11/15/22	20	20,350
IMS Health, Incorporated
6.00%, 11/1/20(7)	40	42,600
Iron Mountain, Inc.
6.00%, 8/15/23	40	41,200
ServiceMaster Co.
7.00%, 8/15/20	15	14,944
TransUnion Holding Co., Inc.
8.125%, 6/15/18	55	58,300
United Rentals North America, Inc.
8.375%, 9/15/20	10	11,200
7.625%, 4/15/22	10	11,162

		$252,281

17	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.1%
AMC Networks, Inc.
4.75%, 12/15/22		15	$14,363
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17		25	26,531
5.25%, 9/30/22		80	75,100
5.75%, 1/15/24		30	28,425
DISH DBS Corp.
6.75%, 6/1/21		85	90,525
5.875%, 7/15/22		30	30,150
IAC/InterActiveCorp
4.875%, 11/30/18(7)		20	20,550

			$285,644

Chemicals and Plastics — 1.6%
Chemtura Corp.
5.75%, 7/15/21		10	$10,187
Hexion US Finance Corp.
6.625%, 4/15/20		1,475	1,519,250
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	500	734,280
8.375%, 2/15/19(7)		500	558,125
7.50%, 5/1/20(7)		400	440,500
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		10	10,550
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	66,706
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19(7)		1,000	1,037,500
Tronox Finance, LLC
6.375%, 8/15/20		60	61,500

			$4,438,598

Clothing / Textiles — 0.0%(6)
Levi Strauss & Co.
6.875%, 5/1/22		15	$16,575
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)		5	5,450
10.00%, 8/1/20		5	5,675

			$27,700

Conglomerates — 0.1%
Belden, Inc.
5.50%, 9/1/22(7)		10	$9,850
Harbinger Group, Inc.
7.875%, 7/15/19(7)		15	16,181

Security		Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)		25	$26,750
6.625%, 11/15/22(7)		40	42,650
TMS International Corp.
7.625%, 10/15/21(7)		25	26,750

			$122,181

Containers and Glass Products — 0.8%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)		10	$10,225
6.00%, 6/15/17(7)		10	10,150
BOE Merger Corp.
9.50%, 11/1/17(7)(8)		45	48,037
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23		20	18,800
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		1,975	2,024,375
Sealed Air Corp.
8.375%, 9/15/21(7)		5	5,700

			$2,117,287

Cosmetics / Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(7)(8)		30	$30,994
7.75%, 11/1/17(8)		65	67,153
Party City Holdings, Inc.
8.875%, 8/1/20		65	73,125
Sun Products Corp. (The)
7.75%, 3/15/21(7)		10	8,850

			$180,122

Diversified Financial Services — 0.4%
KION Finance SA
4.718%, 2/15/20(7)(9)	EUR	650	$913,117
SLM Corp.
5.50%, 1/15/19		65	67,494

			$980,611

Drugs — 0.1%
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)		20	$20,550
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(7)		115	121,756
7.50%, 7/15/21(7)		30	33,075

			$175,381

18	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.0%(6)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	25	$27,250
Clean Harbors, Inc.
5.25%, 8/1/20	25	25,875
5.125%, 6/1/21	30	30,450

		$83,575

Electronics / Electrical — 0.1%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	10	$10,063
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	40	41,400
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	25	26,125
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	20	20,300
Infor US, Inc.
9.375%, 4/1/19	35	39,550
NCR Corp.
5.875%, 12/15/21(7)	10	10,237
5.00%, 7/15/22	30	28,687
6.375%, 12/15/23(7)	15	15,394
Nuance Communications, Inc.
5.375%, 8/15/20(7)	60	58,950

		$250,706

Equipment Leasing — 0.6%
Air Lease Corp.
4.50%, 1/15/16	135	$143,606
International Lease Finance Corp.
8.625%, 9/15/15	1,000	1,113,750
6.75%, 9/1/16(7)	175	196,000
7.125%, 9/1/18(7)	175	203,438

		$1,656,794

Financial Intermediaries — 0.6%
Ally Financial, Inc.
2.439%, 12/1/14(9)	20	$20,202
0.00%, 6/15/15	40	38,500
3.50%, 7/18/16	275	284,426
CIT Group, Inc.
5.50%, 2/15/19(7)	25	26,937
5.375%, 5/15/20	5	5,337
5.00%, 8/15/22	10	9,792

Security	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corp.
7.375%, 6/15/19(7)	500	$535,000
6.75%, 11/1/20(7)	625	653,125
11.25%, 1/15/21(7)	25	27,719
10.625%, 6/15/21(7)	25	27,219
11.75%, 8/15/21(7)(10)	10	10,600
Lender Processing Services, Inc.
5.75%, 4/15/23	40	41,600

		$1,680,457

Food Products — 0.0%(6)
B&G Foods, Inc.
4.625%, 6/1/21	5	$4,813
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)	55	58,300
Post Holdings, Inc.
6.75%, 12/1/21(7)	10	10,375
7.375%, 2/15/22(7)	5	5,375

		$78,863

Food Service — 0.0%(6)
Aramark Corp.
5.75%, 3/15/20(7)	15	$15,750
Darling International, Inc.
5.375%, 1/15/22(7)(10)	15	15,131
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	15	15,957

		$46,838

Food / Drug Retailers — 0.0%(6)
Pantry, Inc. (The)
8.375%, 8/1/20	40	$42,700

		$42,700

Health Care — 1.1%
Alere, Inc.
8.625%, 10/1/18	20	$21,700
6.50%, 6/15/20	15	15,413
Amsurg Corp.
5.625%, 11/30/20	15	15,675
Biomet, Inc.
6.50%, 8/1/20	80	84,400
Capsugel SA
7.00%, 5/15/19(7)(8)	10	10,206

19	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Community Health Systems, Inc.
5.125%, 8/15/18		1,115	$1,154,025
7.125%, 7/15/20		65	67,519
DaVita, Inc.
5.75%, 8/15/22		110	111,925
HCA Holdings, Inc.
6.25%, 2/15/21		40	41,950
HCA, Inc.
6.50%, 2/15/20		10	11,013
Hologic, Inc.
6.25%, 8/1/20		130	137,800
INC Research, LLC
11.50%, 7/15/19(7)		25	27,937
inVentiv Health, Inc.
9.00%, 1/15/18(7)		625	656,250
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18		25	28,875
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(7)(8)		75	78,281
Opal Acquisition, Inc.
8.875%, 12/15/21(7)		15	14,981
Tenet Healthcare Corp.
6.00%, 10/1/20(7)		20	20,912
4.375%, 10/1/21		300	283,500
8.125%, 4/1/22		45	48,600
United Surgical Partners International, Inc.
9.00%, 4/1/20		35	39,375
VWR Funding, Inc.
7.25%, 9/15/17		50	53,875
WellCare Health Plans, Inc.
5.75%, 11/15/20		30	30,825

			$2,955,037

Home Furnishings — 0.2%
Libbey Glass, Inc.
6.875%, 5/15/20		333	$361,305
Sanitec Corp.
4.968%, 5/15/18(7)(9)	EUR	125	175,385
Tempur Sealy International, Inc.
6.875%, 12/15/20		15	16,425

			$553,115

Security		Principal Amount* (000’s omitted)	Value

Homebuilders / Real Estate — 0.0%(6)
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)		30	$30,450

			$30,450

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(11)		39	$30,062
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		20	20,300

			$50,362

Insurance — 0.4%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)		25	$26,375
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		525	561,750
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)		50	51,375
Towergate Finance PLC
6.014%, 2/15/18(7)(9)	GBP	325	538,184

			$1,177,684

Leisure Goods / Activities / Movies — 0.2%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)		15	$15,675
AMC Entertainment, Inc.
8.75%, 6/1/19		60	64,425
Bombardier, Inc.
4.25%, 1/15/16(7)		20	21,000
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)		25	25,937
National CineMedia, LLC
6.00%, 4/15/22		380	394,250
NCL Corp, Ltd.
5.00%, 2/15/18		10	10,350
Regal Entertainment Group
5.75%, 2/1/25		10	9,475
Royal Caribbean Cruises
7.25%, 6/15/16		10	11,275
7.25%, 3/15/18		20	23,100
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19		35	38,719

20	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	35	$39,725
WMG Acquisition Corp.
6.00%, 1/15/21(7)	23	24,006

		$677,937

Lodging and Casinos — 0.9%
Buffalo Thunder Development Authority
9.375%, 12/15/14(4)(7)	265	$107,325
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20	1,075	1,038,047
9.00%, 2/15/20	275	268,812
9.00%, 2/15/20	575	562,062
GLP Capital, LP/GLP Financing II, Inc.
4.875%, 11/1/20(7)	50	50,125
5.375%, 11/1/23(7)	10	9,875
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	45	46,772
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	31	30,225
MGM Resorts International
6.625%, 12/15/21	50	52,937
7.75%, 3/15/22	15	16,838
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	20	20,113
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	20	19,800
Station Casinos, LLC
7.50%, 3/1/21	35	37,450
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	10	9,700
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	165	150,150
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	76	31,894

		$2,452,125

Mining, Steel, Iron and Nonprecious Metals — 0.1%
ArcelorMittal
6.75%, 2/25/22	10	$10,925
Eldorado Gold Corp.
6.125%, 12/15/20(7)	55	53,212

Security	Principal Amount* (000’s omitted)	Value

Mining, Steel, Iron and Nonprecious Metals (continued)
IAMGOLD Corp.
6.75%, 10/1/20(7)	55	$47,575
Inmet Mining Corp.
8.75%, 6/1/20(7)	15	16,350
7.50%, 6/1/21(7)	20	21,000

		$149,062

Nonferrous Metals / Minerals — 0.0%(6)
New Gold, Inc.
7.00%, 4/15/20(7)	20	$20,625
6.25%, 11/15/22(7)	35	34,038

		$54,663

Oil and Gas — 0.5%
Antero Resources Finance Corp.
6.00%, 12/1/20	5	$5,275
5.375%, 11/1/21(7)	35	35,372
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	15	14,475
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	10	9,200
Berry Petroleum Co.
6.375%, 9/15/22	5	5,113
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	25	26,312
Bristow Group, Inc.
6.25%, 10/15/22	45	47,675
Chesapeake Energy Corp.
6.125%, 2/15/21	65	70,037
5.75%, 3/15/23	25	25,875
Concho Resources, Inc.
5.50%, 4/1/23	80	82,800
Continental Resources, Inc.
5.00%, 9/15/22	35	36,400
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	30	31,200
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	65	64,187
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	70	81,112
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	100	108,125
7.75%, 9/1/22	20	22,500

21	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
EPL Oil & Gas, Inc.
8.25%, 2/15/18	40	$43,200
Halcon Resources Corp.
9.75%, 7/15/20(7)	10	10,463
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	50	49,440
Kodiak Oil & Gas Corp.
5.50%, 1/15/21	5	5,013
Laredo Petroleum, Inc.
7.375%, 5/1/22	35	38,150
MEG Energy Corp.
6.375%, 1/30/23(7)	50	50,562
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	60	60,600
Newfield Exploration Co.
5.625%, 7/1/24	65	65,000
Oasis Petroleum, Inc.
6.875%, 3/15/22(7)	35	37,275
6.875%, 1/15/23	75	80,250
Plains Exploration & Production Co.
6.875%, 2/15/23	95	106,400
Rosetta Resources, Inc.
5.625%, 5/1/21	25	25,063
5.875%, 6/1/22	25	24,844
Sabine Pass LNG, LP
6.50%, 11/1/20	55	57,337
Samson Investment Company
10.50%, 2/15/20(7)	25	27,375
SandRidge Energy, Inc.
7.50%, 3/15/21	15	15,788
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	35	37,975
SM Energy Co.
6.50%, 1/1/23	40	42,150
Tesoro Corp.
5.375%, 10/1/22	50	50,875
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	5	5,150

		$1,498,568

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(7)	315	$344,137
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	50	55,500

		$399,637

Security	Principal Amount* (000’s omitted)	Value

Radio and Television — 0.4%
Clear Channel Communications, Inc.
9.00%, 12/15/19	451	$462,275
11.25%, 3/1/21	45	48,600
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	25	25,469
Series B, 6.50%, 11/15/22	50	51,312
LBI Media, Inc.
13.50%, 4/15/20(7)	6	4,936
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	30	30,675
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	35	35,963
Univision Communications, Inc.
6.75%, 9/15/22(7)	425	467,500
5.125%, 5/15/23(7)	15	15,056

		$1,141,786

Real Estate Investment Trusts (REITs) — 0.0%(6)
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21	5	$4,963

		$4,963

Retailers (Except Food and Drug) — 0.2%
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	15	$15,450
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	65	70,850
6.125%, 3/15/20(7)	20	19,400
Hot Topic, Inc.
9.25%, 6/15/21(7)	55	57,887
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	95	99,275
Michaels Stores, Inc.
7.75%, 11/1/18	25	27,250
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(7)	20	21,000
8.75%, 10/15/21(7)(8)	35	36,838
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	50	51,500
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	110	112,750
Radio Systems Corp.
8.375%, 11/1/19(7)	30	33,000

22	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	80	$83,600

		$628,800

Software and Services — 0.0%(6)
Audatex North America, Inc.
6.00%, 6/15/21(7)	20	$21,050
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(7)(8)	30	31,350

		$52,400

Steel — 0.0%(6)
AK Steel Corp.
8.75%, 12/1/18	15	$16,838

		$16,838

Surface Transport — 0.0%(6)
Hertz Corp. (The)
6.25%, 10/15/22	25	$25,938
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	15	14,925

		$40,863

Telecommunications — 1.1%
Avaya, Inc.
9.00%, 4/1/19(7)	20	$21,000
CenturyLink, Inc.
6.75%, 12/1/23	20	20,350
Frontier Communications Corp.
7.625%, 4/15/24	10	10,025
Intelsat Jackson Holdings SA
7.25%, 10/15/20	55	60,431
Intelsat Luxembourg SA
7.75%, 6/1/21(7)	65	69,956
8.125%, 6/1/23(7)	55	59,194
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)	15	15,619
6.625%, 4/1/23(7)	25	25,906
NII International Telecom SCA
7.875%, 8/15/19(7)	30	22,800
SBA Communications Corp.
5.625%, 10/1/19	30	31,050

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
SBA Telecommunications, Inc.
5.75%, 7/15/20		50	$52,250
Sprint Corp.
7.25%, 9/15/21(7)		30	32,325
7.875%, 9/15/23(7)		70	75,425
7.125%, 6/15/24(7)		20	20,350
Sprint Nextel Corp.
7.00%, 8/15/20		345	375,188
6.00%, 11/15/22		50	49,000
T-Mobile USA, Inc.
6.633%, 4/28/21		20	21,175
6.125%, 1/15/22		10	10,200
6.731%, 4/28/22		15	15,694
6.836%, 4/28/23		5	5,206
6.50%, 1/15/24		10	10,150
Virgin Media Secure Finance PLC
5.375%, 4/15/21(7)		475	477,375
6.00%, 4/15/21(7)	GBP	475	812,140
Wind Acquisition Finance SA
5.479%, 4/30/19(7)(9)	EUR	250	352,550
6.50%, 4/30/20(7)		225	240,750
Windstream Corp.
7.75%, 10/1/21		40	42,600
6.375%, 8/1/23		15	14,100

			$2,942,809

Utilities — 1.3%
Calpine Corp.
7.50%, 2/15/21(7)		1,899	$2,081,779
7.875%, 1/15/23(7)		1,359	1,491,502
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)		20	20,800

			$3,594,081

Total Corporate Bonds & Notes (identified cost $30,197,488)			$31,474,588

Asset-Backed Securities — 2.9%

Security		Principal Amount (000’s omitted)	Value
Babson Ltd., Series 2005-1A, Class C1, 2.194%, 4/15/19(7)(9)		$376	$360,972
Babson Ltd., Series 2013-IA, Class C, 2.942%, 4/20/25(7)(9)		225	223,247

23	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Babson Ltd., Series 2013-IA, Class D, 3.742%, 4/20/25(7)(9)	$175	$170,504
Centurion CDO VIII Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(7)(9)	492	492,551
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 4.994%, 7/17/19(7)(9)	500	473,688
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.896%, 4/21/25(7)(9)	1,325	1,286,700
Dryden Senior XXII Loan Fund, Series 2013-28A, Class A3L, 2.941%, 8/15/25(7)(9)	750	747,656
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B1L, 3.441%, 8/15/25(7)(9)	320	303,754
Dryden Senior XXII Loan Fund, Series 2013-28A, Class B2L, 4.141%, 8/15/25(7)(9)	215	188,223
Madison Park Funding Ltd., Series 2006-2A, Class D, 4.997%, 3/25/20(7)(9)	1,000	980,573
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.942%, 4/20/25(7)(9)	200	196,412
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.742%, 4/20/25(7)(9)	200	193,947
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(9)	475	465,395
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(9)	475	456,237
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(9)	550	510,469
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.488%, 4/25/21(7)(9)	1,000	952,918

Total Asset-Backed Securities (identified cost $8,151,490)		$8,003,246

Common Stocks — 0.8%

Security	Shares	Value

Automotive — 0.1%
Dayco Products, LLC(2)(11)	10,159	$380,963

		$380,963

Building and Development — 0.0%(6)
Panolam Holdings Co.(2)(12)(13)	131	$127,670
United Subcontractors, Inc.(2)(11)(12)	292	4,553

		$132,223

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(2)(11)(12)	22,185	$133,110

		$133,110

Security	Shares	Value

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(2)(11)	26,265	$118,581
Sanitec Europe Oy E Units(2)(11)(12)	25,787	0

		$118,581

Lodging and Casinos — 0.3%
Affinity Gaming, LLC(11)(12)	23,498	$276,105
Greektown Superholdings, Inc.(12)	45	3,600
Tropicana Entertainment, Inc.(11)(12)	25,430	445,025

		$724,730

Nonferrous Metals / Minerals — 0.0%(6)
Euramax International, Inc.(11)(12)	468	$113,953

		$113,953

Publishing — 0.3%
ION Media Networks, Inc.(2)(11)	2,155	$663,697
MediaNews Group, Inc.(2)(11)(12)	5,771	116,866

		$780,563

Total Common Stocks (identified cost $1,122,990)		$2,384,123

Miscellaneous — 0.0%(6)

Security	Shares	Value

Cable and Satellite Television — 0.0%(6)
Adelphia Recovery Trust(2)(12)	261,268	$0
Adelphia, Inc., Escrow Certificate(12)	270,000	2,227

		$2,227

Oil and Gas — 0.0%(6)
SemGroup Corp., Escrow Certificate(12)	290,000	$5,800

		$5,800

Total Miscellaneous (identified cost $249,759)		$8,027

24	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$10,005	$10,004,823

Total Short-Term Investments (identified cost $10,004,823)		$10,004,823

Total Investments — 165.6% (identified cost $458,404,064)		$461,929,503

Less Unfunded Loan Commitments — (0.1)%		$(132,935)

Net Investments — 165.5% (identified cost $458,271,129)		$461,796,568

Other Assets, Less Liabilities — (26.1)%		$(72,863,766)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (39.4)%		$(110,001,245)

Net Assets Applicable to Common Shares — 100.0%		$278,931,557

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 13).

(3)	This Senior Loan will settle after December 31, 2013, at which time the interest rate will be determined.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.
(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $25,129,201 or 9.0% of the Trust’s net assets applicable to common shares.

(8)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2013.

(10)	When-issued security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Non-income producing security.

(13)	Restricted security (see Note 8).

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013.

25	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2013
Unaffiliated investments, at value (identified cost, $448,266,306)	$451,791,745
Affiliated investment, at value (identified cost, $10,004,823)	10,004,823
Cash	4,188,385
Restricted cash*	500,000
Foreign currency, at value (identified cost, $1,332,921)	1,330,755
Interest receivable	1,771,312
Interest receivable from affiliated investment	905
Receivable for investments sold	418,619
Receivable for open forward foreign currency exchange contracts	6,295
Prepaid expenses	18,121
Total assets	$470,030,960

Liabilities
Notes payable	$65,000,000
Payable for investments purchased	12,711,643
Payable for when-issued securities	26,055
Payable for open forward foreign currency exchange contracts	243,397
Distributions payable	2,499,196
Payable to affiliates:
Investment adviser fee	313,415
Administration fee	96,733
Trustees’ fees	4,635
Accrued expenses	203,084
Total liabilities	$81,098,158
Auction preferred shares (4,400 shares outstanding) at liquidation value plus cumulative unpaid dividends	$110,001,245
Net assets applicable to common shares	$278,931,557

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 37,866,607 shares issued and outstanding	$378,666
Additional paid-in capital	324,793,736
Accumulated net realized loss	(48,212,799)
Accumulated distributions in excess of net investment income	(1,288,230)
Net unrealized appreciation	3,260,184
Net assets applicable to common shares	$278,931,557

Net Asset Value Per Common Share
($278,931,557 ÷ 37,866,607 common shares issued and outstanding)	$7.37

*	Represents restricted cash on deposit at the custodian for open forward foreign currency exchange contracts.

26	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2013
Interest and other income	$11,025,678
Dividends	252,607
Interest allocated from affiliated investment	3,611
Expenses allocated from affiliated investment	(507)
Total investment income	$11,281,389

Expenses
Investment adviser fee	$1,857,475
Administration fee	573,295
Trustees’ fees and expenses	9,647
Custodian fee	123,719
Transfer and dividend disbursing agent fees	9,695
Legal and accounting services	46,491
Printing and postage	20,874
Interest expense and fees	383,417
Preferred shares service fee	81,932
Miscellaneous	66,469
Total expenses	$3,173,014
Deduct —
Reduction of custodian fee	$6
Total expense reductions	$6

Net expenses	$3,173,008

Net investment income	$8,108,381

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,074,155
Investment transactions allocated from affiliated investment	11
Foreign currency and forward foreign currency exchange contract transactions	(1,374,028)
Net realized loss	$(299,862)
Change in unrealized appreciation (depreciation) —
Investments	$3,519,745
Foreign currency and forward foreign currency exchange contracts	(244,636)
Net change in unrealized appreciation (depreciation)	$3,275,109

Net realized and unrealized gain	$2,975,247

Distributions to preferred shareholders
From net investment income	$(46,712)

Net increase in net assets from operations	$11,036,916

27	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013
From operations —
Net investment income	$8,108,381	$17,403,504
Net realized gain (loss) from investment, foreign currency and forward foreign currency exchange contract transactions	(299,862)	4,003,316
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	3,275,109	3,072,427
Distributions to preferred shareholders —
From net investment income	(46,712)	(127,105)
Net increase in net assets from operations	$11,036,916	$24,352,142
Distributions to common shareholders —
From net investment income	$(10,488,957)	$(17,660,884)
Total distributions to common shareholders	$(10,488,957)	$(17,660,884)
Capital share transactions —
Proceeds from shelf offering, net of offering costs (see Note 6)	$—	$8,228,437
Reinvestment of distributions to common shareholders	19,184	277,018
Net increase in net assets from capital share transactions	$19,184	$8,505,455

Net increase in net assets	$567,143	$15,196,713

Net Assets Applicable to Common Shares
At beginning of period	$278,364,414	$263,167,701
At end of period	$278,931,557	$278,364,414

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(1,288,230)	$1,139,058

28	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended December 31, 2013
Net increase in net assets from operations	$11,036,916
Distributions to preferred shareholders	46,712
Net increase in net assets from operations excluding distributions to preferred shareholders	$11,083,628
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(88,186,656)
Investments sold and principal repayments	83,545,199
Increase in short-term investments, net	(549,849)
Net amortization/accretion of premium (discount)	737,968
Decrease in restricted cash	30,000
Increase in interest receivable	(20,894)
Increase in interest receivable from affiliated investment	(150)
Decrease in receivable for open forward foreign currency exchange contracts	34,804
Decrease in tax reclaims receivable	841
Increase in prepaid expenses	(170)
Increase in payable for open forward foreign currency exchange contracts	174,245
Increase in payable to affiliate for investment adviser fee	9,565
Increase in payable to affiliate for administration fee	2,952
Increase in payable to affiliate for Trustees’ fees	377
Decrease in accrued expenses	(43,887)
Decrease in unfunded loan commitments	(2,779)
Net change in unrealized (appreciation) depreciation from investments	(3,519,745)
Net realized gain from investments	(1,074,155)
Net cash provided by operating activities	$2,221,294

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(7,970,577)
Cash distributions to preferred shareholders	(46,529)
Net cash used in financing activities	$(8,017,106)

Net decrease in cash*	$(5,795,812)

Cash at beginning of period(1)	$11,314,952

Cash at end of period(1)	$5,519,140

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$19,184
Cash paid for interest and fees on borrowings	$384,511

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $ (9,119).

(1)	Balance includes foreign currency, at value.

29	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period (Common shares)	$7.350		$7.160	$7.240	$6.710	$5.480	$7.480

Income (Loss) From Operations
Net investment income(1)	$0.214		$0.468	$0.435	$0.420	$0.395	$0.492
Net realized and unrealized gain (loss)	0.084		0.194	(0.071)	0.557	1.198	(2.012)
Distributions to preferred shareholders
From net investment income(1)	(0.001)		(0.003)	(0.003)	(0.006)	(0.006)	(0.033)

Total income (loss) from operations	$0.297		$0.659	$0.361	$0.971	$1.587	$(1.553)

Less Distributions to Common Shareholders
From net investment income	$(0.277)		$(0.476)	$(0.441)	$(0.441)	$(0.357)	$(0.439)
Tax return of capital	—		—	—	—	—	(0.008)

Total distributions to common shareholders	$(0.277)		$(0.476)	$(0.441)	$(0.441)	$(0.357)	$(0.447)

Premium from common shares sold through shelf offering (see Note 6)(1)	$—		$0.007	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$7.370		$7.350	$7.160	$7.240	$6.710	$5.480

Market value — End of period (Common shares)	$6.910		$7.520	$7.020	$7.200	$6.630	$4.690

Total Investment Return on Net Asset Value(2)	4.25	%(3)	9.49%	5.58%	14.80%	29.77%	(18.99)%

Total Investment Return on Market Value(2)	(4.47	)%(3)	14.26%	4.09%	15.55%	49.83%	(21.66)%

30	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Net assets applicable to common shares, end of period (000’s omitted)	$278,932		$278,364	$263,168	$265,927	$245,741	$200,183
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees(5)	1.98	%(6)	1.98%	2.01%	1.95%	2.05%	2.44%
Interest and fee expense	0.27	%(6)	0.23%	0.23%	0.23%	0.25%	0.99%
Total expenses	2.25	%(6)	2.21%	2.24%	2.18%	2.30%	3.43%
Net investment income	5.75	%(6)	6.35%	6.17%	5.90%	6.08%	9.64%
Portfolio Turnover	18%		52%	38%	53%	43%	18%
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):(4)
Expenses excluding interest and fees(5)	1.21	%(6)	1.25%	1.27%	1.26%	1.31%	1.54%
Interest and fee expense	0.17	%(6)	0.15%	0.15%	0.15%	0.16%	0.62%
Total expenses	1.38	%(6)	1.40%	1.42%	1.41%	1.47%	2.16%
Net investment income	3.54	%(6)	4.03%	3.93%	3.82%	3.90%	6.06%
Senior Securities:
Total notes payable outstanding (in 000’s)	$65,000		$65,000	$46,000	$36,000	$31,000	$3,000
Asset coverage per $1,000 of notes payable(7)	$6,984		$6,975	$9,112	$11,442	$12,476	$104,397
Total preferred shares outstanding	4,400		4,400	4,400	4,400	4,400	4,400
Asset coverage per preferred share(8)	$64,848		$64,766	$67,174	$70,536	$68,571	$69,290
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 259%, 259%, 269%, 282%, 274% and 277% at December 31, 2013 and June 30, 2013, 2012, 2011, 2010 and 2009, respectively.

(9)	Plus accumulated and unpaid dividends.

31	See Notes to Financial Statements.

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objective is to provide a high level of current income, consistent with the preservation of capital, by investing primarily in senior, secured floating-rate loans.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Trust’s investment in Cash Reserves Fund reflects the Trust’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or

32

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2013, the Trust, for federal income tax purposes, had a capital loss carryforward of $47,913,141 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforward will expire on June 30, 2017 ($18,334,797), June 30, 2018 ($22,498,410) and June 30, 2019 ($7,079,934). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after June 30, 2013.

As of December 31, 2013, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2013, the Trust had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to

33

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to December 31, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on June 27, 2001 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 125% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of December 31, 2013 is as follows:

APS Issued and Outstanding

Series A	2,200
Series B	2,200

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3  Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at December 31, 2013, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at December 31, 2013	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	0.08%	$22,305	0.08%	0.04–0.13
Series B	0.08	24,407	0.09	0.05–0.19

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of December 31, 2013.

34

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.81% of the Trust’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.01% every May 1 thereafter for the next twenty-nine years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended December 31, 2013, the Trust’s investment adviser fee totaled $1,857,475. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.25% of the Trust’s average weekly gross assets. For the six months ended December 31, 2013, the administration fee amounted to $573,295.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $79,191,095 and $81,111,909, respectively, for the six months ended December 31, 2013.

6  Common Shares of Beneficial Interest

Common shares issued by the Trust pursuant to its dividend reinvestment plan for the six months ended December 31, 2013 and the year ended June 30, 2013 were 2,589 and 37,672, respectively.

On November 11, 2013, the Board of Trustees of the Trust authorized the repurchase by the Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended December 31, 2013.

Pursuant to a registration statement filed with and declared effective November 14, 2012 by the SEC, the Trust is authorized to issue up to an additional 3,677,150 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share.

During the six months ended December 31, 2013, there were no shares sold by the Trust pursuant to its shelf offering. During the year ended June 30, 2013, the Trust sold 1,073,798 common shares and received proceeds (net of offering costs) of $8,228,437 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold was $244,867.

Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Trust’s shares and is entitled to receive a sales commission from the Trust of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Trust was informed that there were no sales commissions retained by EVD during the six months ended December 31, 2013.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$458,897,987

Gross unrealized appreciation	$6,127,100
Gross unrealized depreciation	(3,228,519)

Net unrealized appreciation	$2,898,581

35

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities

At December 31, 2013, the Trust owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$127,670

Total Restricted Securities			$71,985	$127,670

9  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/31/14	British Pound Sterling 624,419	United States Dollar 1,001,337	HSBC Bank USA	$—	$(32,478)	$(32,478)
2/28/14	British Pound Sterling 4,331,488	United States Dollar 7,003,540	Goldman Sachs International	—	(166,400)	(166,400)
2/28/14	Canadian Dollar 300,188	United States Dollar 284,288	JP Morgan Chase Bank	2,082	—	2,082
2/28/14	Euro 241,582	United States Dollar 327,490	Citibank NA	—	(4,847)	(4,847)
2/28/14	Euro 373,125	United States Dollar 507,868	Citibank NA	—	(5,429)	(5,429)
2/28/14	Euro 472,625	United States Dollar 646,427	Goldman Sachs International	—	(3,750)	(3,750)
2/28/14	Euro 474,406	United States Dollar 652,959	Goldman Sachs International	332	—	332
3/31/14	British Pound Sterling 2,239,235	United States Dollar 3,675,256	Citibank NA	—	(30,493)	(30,493)
3/31/14	Euro 7,991,632	United States Dollar 10,997,724	HSBC Bank USA	3,881	—	3,881

				$6,295	$(243,397)	$(237,102)

36

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

At December 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a liability position. At December 31, 2013, the fair value of derivatives with credit-related contingent features in a net liability position was $243,397. The aggregate fair value of assets pledged as collateral by the Trust for such liability was $500,000 at December 31, 2013.

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at December 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$6,295	(1)	$(243,397	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Trust adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for assets and pledged by the Trust for liabilities as of December 31, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$332	$(332)	$—	$—	$—
HSBC Bank USA	3,881	(3,881)	—	—	—
JP Morgan Chase Bank	2,082	—	—	—	2,082

	$6,295	$(4,213)	$—	$—	$2,082

37

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities (c)

Citibank NA	$(40,769)	$—	$—	$—	$(40,769)
Goldman Sachs International	(170,150)	332	—	169,818	—
HSBC Bank USA	(32,478)	3,881	—	28,597	—

	$(243,397)	$4,213	$—	$198,415	$(40,769)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended December 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward foreign currency exchange contracts	$(1,453,378	)(1)	$(209,049	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended December 31, 2013, which is indicative of the volume of this derivative type, was approximately $24,672,000.

10  Revolving Credit and Security Agreement

The Trust has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $65 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 19, 2014, the Trust also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the six months ended December 31, 2013 totaled $315,611 and are included in interest expense and fees on the Statement of Operations. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2013, the Trust had borrowings outstanding under the Agreement of $65,000,000 at an interest rate of 0.20%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 13) at December 31, 2013. For the six months ended December 31, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $65,000,000 and 0.20%, respectively.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

38

Eaton Vance

Senior Income Trust

December 31, 2013

Notes to Financial Statements (Unaudited) — continued

12  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$409,289,327	$632,434	$409,921,761
Corporate Bonds & Notes	—	31,412,632	61,956	31,474,588
Asset-Backed Securities	—	8,003,246	—	8,003,246
Common Stocks	445,025	393,658	1,545,440	2,384,123
Miscellaneous	—	8,027	0	8,027
Short-Term Investments	—	10,004,823	—	10,004,823

Total Investments	$445,025	$459,111,713	$2,239,830	$461,796,568
Forward Foreign Currency Exchange Contracts	$—	$6,295	$—	$6,295

Total	$445,025	$459,118,008	$2,239,830	$461,802,863

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(243,397)	$—	$(243,397)

Total	$—	$(243,397)	$—	$(243,397)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Senior Income Trust

December 31, 2013

Annual Meeting of Shareholders

The Fund held its Annual Meeting of Shareholders on October 18, 2013. The following action was taken by the shareholders:

Item 1:  The election of William H. Park, Lynn A. Stout and Harriett Tee Taggart as Class III Trustees of the Fund for a three-year term expiring in 2016.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
William H. Park	34,392,097	1,014,673
Lynn A. Stout	34,357,253	1,049,517
Harriett Tee Taggart	34,381,387	1,025,383

40

Eaton Vance

Senior Income Trust

December 31, 2013

Officers and Trustees

Officers of Eaton Vance Senior Income Trust

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Senior Income Trust

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of December 31, 2013, Fund records indicate that there are 124 registered shareholders and approximately 12,000 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVF.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, are disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7700    12.31.13

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page President

Date: February 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner Treasurer

Date: February 11, 2014

By:	/s/ Scott H. Page
Scott H. Page President

Date: February 11, 2014